Property and Equipment Accumulated Depreciation (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 2,103,174	$ 1,640,202
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Accumulated depreciation	37,904	30,570
Laboratory Equipment
Property, Plant and Equipment [Line Items]
Accumulated depreciation	1,845,098	1,454,661
Office and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 220,172	$ 154,971